CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
NET INCOME FOR THE YEAR	R$ 3,128	R$ 1,742	R$ 1,002
Items not to be reclassified to profit or loss in subsequent periods
Post retirement liabilities-remeasurement of obligations of the defined benefit plans	(1,599)	(702)	(394)
Income tax and social contribution tax on restatement of defined benefit plans	544	239	133
Equity gain (loss) on other comprehensive income in subsidiary and jointly-controlled entity			(3)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(1,055)	(463)	(264)
Items that may be reclassified to the profit or loss in subsequent periods
Equity gain (loss) on other comprehensive income of subsidiaries and jointly-controlled entities, relating to fair value of financial asset and conversion of transactions outside Brazil			(38)
Other comprehensive income that will be reclassified to profit or loss, net of tax			(38)
COMPREHENSIVE INCOME FOR THE YEAR	2,073	1,279	700
Total of comprehensive income for the year attributed to:
Equity holders of the parent	2,072	1,237	699
Non - controlling interests	1	42	1
COMPREHENSIVE INCOME FOR THE YEAR	R$ 2,073	R$ 1,279	R$ 700